Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

PulteGroup, Inc. 401(k) Plan

EIN #38-2766606 Plan #001

Schedule H, Line 4a – Schedule of Delinquent Participant Contributions

December 31, 2025

Participant Contributions Transferred Late to the Plan				Total That Constitutes Nonexempt Prohibited Transactions
Period Withheld	Amount	Check Here if Late Participant Loan Repayments are Included		Contributions Not Corrected	Contributions Corrected Outside Voluntary Fiduciary Correction Program	Contributions Pending Correction in Voluntary Fiduciary Correction Program	Total Fully Corrected Under Voluntary Fiduciary Correction Program and PTE 2002-51
2022	$2,427	☐	(1)	$—	$2,427	$—	$—
2022	$838	☒	(2)	$—	$838	$—	$—

(1) Delinquent participant contributions related to certain pay periods in 2022. These delinquent contributions were remitted to Fidelity in 2025.

(2) Delinquent loan repayments related to certain periods in 2022. These delinquent loan repayments were remitted to Fidelity in 2025.